Commitments and Contingencies - Summary of Components of Lease Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	[1]	$ 623	$ 904	$ 776

[1]	Inclusive of variable lease costs, sublease income, and impairment, which were immaterial for the periods presented.